Schedule of Basic and Diluted Per Share Computations for Continuing Operations (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended						6 Months Ended	9 Months Ended				12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023		Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Numerator:
Net loss		$ (8,093)		$ (6,016)					$ (19,782)		$ (22,705)		$ (27,703)		$ (107,016)
(Less) Net income (loss) attributable to non-controlling interest		(903)		646					3,535		(206)		1,498		(380)
Net income from discontinued operations															7,921
Net loss attributable to Soluna Holdings, Inc.		(7,190)		(6,662)					(23,317)		(22,499)		(29,201)		(98,715)
Less: Preferred dividends or deemed dividends				(38)					(452)		(421)		(421)		(4,088)
Less: Cumulative Preferred Dividends in arrears		(2,786)		(1,722)					(7,117)		(5,166)		(6,888)		(1,722)
Balance		$ (9,976)		$ (8,422)					$ (30,886)		$ (28,086)		$ (36,510)		$ (104,525)
Basic and Diluted EPS:
Common shares outstanding, beginning of period, including penny warrants		6,878,723		1,189,907					2,592,454		1,061,497		747,837		550,168
Weighted average common shares issued during the period including penny warrants issued and outstanding as of quarter-end		859,941		222,733					2,555,148		101,192		565,881		49,133
Basic earnings per common shares	[1]	7,738,664		1,412,640					5,147,602		1,162,689		1,313,718	[2]	599,301	[2]
Diluted earnings per common shares	[1]	7,738,664		1,412,640					5,147,602		1,162,689		1,313,718	[2]	599,301	[2]
Weighted average common shares Basic		$ (1.29)	[1]	$ (5.96)	[1]	$ (9.54)	$ (10.30)	$ (19.74)	$ (6.00)	[1]	$ (24.16)	[1]	$ (27.79)	[2]	$ (174.41)	[2]
Weighted average common shares Diluted		$ (1.29)	[1]	$ (5.96)	[1]	$ (9.54)	$ (10.30)	$ (19.74)	$ (6.00)	[1]	$ (24.16)	[1]	$ (27.79)	[2]	$ (174.41)	[2]

[1]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Basis of Presentation,” for details.
[2]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.